INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 19 - INCOME TAXES

A.Tower Approved Enterprise Status and Statutory Income Rates

Substantially all of Tower’s existing facilities and other capital investments made through 2012 have been granted approved enterprise status, as provided by the Law for the Encouragement of Capital Investment (“Investments Law”).

Tower, as an industrial company located in Migdal Ha’emek, may elect the Preferred Enterprise regime to apply to it under the Investment Law. The election is irrevocable. Under the Preferred Enterprise Regime, Tower’s entire preferred income is subject to the tax rate of 7.5%.

Income not eligible for Preferred Enterprise benefits is taxed at the regular corporate tax rate of 23% for 2019, 23% for 2018 and 24% for 2017.

The Company operates in a multinational tax environment and is subject to tax treaty arrangements and transfer pricing guidelines for intercompany transactions. The Company is basing its positions on studies that are customary, acceptable and are in compliance with international tax rules in the jurisdictions the Company operates in.

B.Income Tax Provision

The Company’s income tax provision is as follows:

	Year ended December 31,
	2019	2018	2017
Current tax expense:
Local	--	$2,164	$3,622
Foreign (*)	1,013	9,273	6,070
Deferred tax expense (benefit):
Local (see F below)	7,098	9,316	(82,370)
Foreign(*) (see E below)	(5,163)	(14,815)	(27,210)
Income tax expense (benefit)	$2,948	$5,938	$(99,888)

	Year ended December 31,
	2019	2018	2017
Profit (loss) before taxes:
Domestic	$103,432	$142,831	$198,008
Foreign (*)	(12,411)	(3,514)	3,760
Total profit before taxes	$91,021	$139,317	$201,768

(*) Foreign are amounts related to Tower’s Japanese and US subsidiaries.

F - 48

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

(dollars in thousands, except per share data)

NOTE 19 - INCOME TAXES (Cont.)

C.Components of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax assets and liabilities reflected in the balance sheets as of the respective dates (*)

	As of December 31,
	2019	2018
Deferred tax asset and liability - long-term:
Deferred tax assets:
Net operating loss carryforward	$78,783	$87,325
Employees benefits and compensation	4,819	4,914
Accruals and reserves	3,341	4,738
Research and development	15,276	12,292
Others	5,068	3,615
	107,287	112,884
Valuation allowance, see F below	(7,266)	(5,834)
Deferred tax assets	$100,021	$107,050
Deferred tax liabilities- long-term:
Depreciation and amortization	(77,966)	(82,001)
Gain on TPSCo acquisition	--	(1,240)
Others	(931)	(750)
Deferred tax liabilities	$(78,897)	$(83,991)

Presented in long term deferred tax assets	$66,362	$73,460
Presented in long term deferred tax liabilities	$(45,238)	$(50,401)

(*) Deferred tax assets and liabilities relating to Tower for the years 2019 and 2018 are computed based on the Israeli preferred enterprise tax rate of 7.5%.

F - 49

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

(dollars in thousands, except per share data)

NOTE 19 - INCOME TAXES (Cont.)

D.Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance at January 1, 2019	$14,783
Additions for tax positions of current year	778
Reduction due to statute of limitation of prior years	(448)
Balance at December 31, 2019	$15,113

Unrecognized tax benefits
Balance at January 1, 2018	$15,286
Additions for tax positions of current year	716
Reduction due to statute of limitation of prior years	(1,219)
Balance at December 31, 2018	$14,783

Unrecognized tax benefits
Balance at January 1, 2017	$8,969
Additions for tax positions	8,753
Reduction of prior years’ provision	(2,436)
Balance at December 31, 2017	$15,286

E.Effective Income Tax Rates

In December 2017, the Tax Cut and Jobs Act (the “Act”) was signed into law, which enacts significant changes to U.S. federal corporate tax and related laws. Some of the provisions of the Act affecting corporations include, but are not limited to: (i) a reduction of the U.S. Federal corporate income tax rate from 35% to 21%; (ii) limiting the interest expense deduction; (iii) expensing of cost of acquired qualified property; (iv) elimination of the domestic production activities deduction; (v) elimination of Alternative Minimum Tax (“AMT”) and (vi) refund ability of AMT credits, which were generated prior to the Act, in 2018 and thereafter.

Tower US Holdings recorded in the twelve months ended December 31, 2017 a non-cash income tax benefit in the amount of approximately $13,000 for Act-related impacts.

F - 50

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

(dollars in thousands, except per share data)

NOTE 19 - INCOME TAXES (Cont.)

E.Effective Income Tax Rates (Cont.)

The reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year ended December 31,
	2019	2018	2017
Tax expense computed at statutory rates, see (*) below	$20,935	$32,044	$48,433
Effect of tax rate change on deferred tax liabilities, net (**)	314	(478)	(16,078)
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(16,396)	(23,150)	(33,298)
Change in Valuation allowance, see F below		(962)	(82,772)
Tax benefits for which deferred taxes were not recorded, see F below	--	--	(15,103)
Permanent differences and other, net	(1,905)	(1,516)	(1,070)
Income tax expense (benefit)	$2,948	$5,938	$(99,888)

(*) The tax expense (benefit) was computed based on Tower’s regular corporate tax rate of 23% for 2019, 23% for 2018 and 24% for 2017.

(**) Reduction in tax rates due to the U.S. Tax Reform and reduction in income tax rates in Japan.

F.Net Operating Loss Carryforward

As of December 31, 2019, Tower had net operating loss carryforward for tax purposes of approximately $1,000,000 which may be carried forward indefinitely. For the year ended December 31, 2016, Tower recorded a valuation allowance for deferred tax assets as it was unable to conclude that it is more-likely-than-not that such deferred tax assets would be realized. As of December 31, 2017, Tower concluded that realization of net deferred assets is more likely than not as required by ASC 740-10-30-5(e). Tower considered both positive and negative factors. Positive factors include the Israeli accumulated profit before tax for 2017 and recent years, projections for taxable income in Israel in the near term and the unlimited time for the utilization of the losses carryforward. The negative factors considered include Tower’s history of operating losses, the uncertainty in estimating the future generation of sufficient taxable income in Israel to utilize the loss carryforward in the amount noted above taking into account that it operates in the cyclical industry of semiconductors and other trends affecting Tower’s ability to sustain its current level of income. Weighing all the above, Tower concluded in 2017 that it is more likely than not that taxable income will be generated and released entirely the valuation allowance related to the Israeli accumulated losses.

F - 51

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

(dollars in thousands, except per share data)

NOTE 19 - INCOME TAXES (Cont.)

F.Net Operating Loss Carryforward (Cont.)

The future utilization of Tower US Holdings’ federal net operating loss carryforward to offset future federal taxable income is subject to an annual limitation as a result of ownership changes that have occurred. Additional limitations could apply if ownership changes occur in the future. Jazz has had two “change in ownership” events that limit the utilization of net operating loss carryforward. The first “change in ownership” event occurred in February 2007 upon Jazz Technologies’ acquisition of Jazz Semiconductor. The second “change in ownership” event occurred in September 2008, upon Tower’s acquisition of Jazz. Jazz concluded that the net operating loss limitation for the change in ownership which occurred in September 2008 will be an annual utilization of approximately $ 2,100 in its tax return.

As of December 31, 2019, Tower US Holdings had federal net operating loss carryforward of approximately $31,000, of which approximately $5,000 do not expire and is subject to taxable income limitation of 80% due to the Act, and the remaining federal tax loss carryforwards of $26,000 will begin to expire in 2022, unless previously utilized.

As of December 31, 2019, Tower US Holdings had California state net operating loss carryforward of approximately $11,000. The state tax loss carry forward begin to expire in 2028, unless previously utilized.

As of December 31, 2019 and 2018, TPSCo had no net operating loss carryforward.

G.Final Tax Assessments

Tower possesses final tax assessments through the year 1998. In addition, the tax assessments for the years 1999-2014 are deemed final.

Tower US Holdings is filing the consolidated tax return including Jazz and TJT. Tower US Holdings and its subsidiaries are subject to U.S. federal income tax as well as income tax in multiple states.

With few exceptions, Tower US Holdings is no longer subject to U.S. federal income tax examinations before 2016 and state and local income tax examinations before 2015. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward, and make adjustments up to the amount of the net operating loss carryforward amount.

TPSCo possesses final tax assessments through the year 2016.